Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 10,568	$ 10,414	$ 9,412
Other comprehensive income (loss)
Unrealized gains (losses) arising during the period	1,094	1,803	(989)
Amounts reclassified from accumulated other comprehensive income, held-to-maturity	63	75	78
Income tax effect at 21%	(243)	(394)	191
Other comprehensive income (loss)	914	1,484	(720)
Total comprehensive income	$ 11,482	$ 11,898	$ 8,692